                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00933
                                   ---------

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        One International Place, Boston, Massachusetts 02110
-------------------------------------------------------------------------------
      (Address of principal executive offices)        (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
-------------------------------------------------------------------------------
                  (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2007
                         -----------------
Date of reporting period: December 31, 2007
                          -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
CAPITAL
DEVELOPMENT
FUND

47th Annual Report
December 31, 2007

A No-Load Fund

[Graphic Omitted]  Investment Adviser
                   CAPITAL GROWTH MANAGEMENT
                   Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Capital Development Fund returned -2.8% during the fourth quarter of 2007 compared to the unmanaged Standard and Poor's 500 Index which returned -3.3% over the same period. For the year just ended, CGM Capital Development Fund returned 28.3% and the S&P 500 Index, 5.5%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
November marked the sixth anniversary of the U.S. economic expansion. Indeed, the longevity of the current economic cycle as well as the bull market in common stocks is testing historical records. Now, however, there are signs of slowdown on the business horizon as damage precipitated by past excesses in the housing market along with years of easy credit availability is corrected. Cheap money rates and the marketing of subprime mortgage loans mixed in with high-grade paper (packaged and sold as prime credits) have led to payment defaults on the consumer level and huge institutional losses. Home buyers were wooed with mortgages they couldn't afford, wrong-headedly assuming that rising home prices would bail them out. Instead home prices declined, loans went south and the financial institutions and investors who purchased mortgage-backed securities took the hit. Billions in assets have been and continue to be written off as worthless while many banks and other financial entities scramble to raise capital to shore up balance sheets. Well-publicized losses have already cost top jobs at both Citigroup and Merrill Lynch and still the full extent of the devastation is unclear since no one really knows the value of many of these esoteric packages of now delinquent mortgages. The Federal Reserve Board has taken several steps to encourage borrowing and inject liquidity into the market which we hope will stabilize the credit markets. For the moment though, the uncertainty has spawned a flight to quality in the bond market driving yields on the 10-year government bond from 5.04% in June to 4.03% at year end.

In addition to the credit crisis, a second troubling sign emerged today with the release of the Institute for Supply Management's index of manufacturing which dropped to 47.7 in December from 50.8 the month before, thereby confirming a slowdown. And, yet another uncertainty in the economic landscape is the enormous rise in the price of crude oil. The year began with crude at $50 a barrel and ended with it at $98. In the past, rising oil prices have acted like a large tax resulting in a pull back in consumer spending. This time around, the consumer appears to be a bit more resilient and so far, despite some spending cuts, the dire consequences of past predictions have yet to materialize.

The credit crisis is serious and has wreaked havoc on many financial institutions. Manufacturing may well be slowing and the price of oil remains high. However, there are many sectors of the economy prospering at the same time. The annual GDP growth rate in the third quarter of 2007 was a hefty 4.9%. Businesses that supply global markets, rapidly developing countries like China, Brazil, Russia and India in particular, are faring well. The U.S. agricultural sector is booming and heavy capital industries, including aerospace and defense, are strong. The unemployment rate remains low, the S&P 500 Index closed the year off just 6% from its all-time high in October despite ongoing credit travails and the Fed continues to reduce short-term interest rates. We are hopeful the economy can weather current turbulence and resume a more measured growth pattern later in the new year.

PORTFOLIO STRATEGY
CGM Capital Development Fund remained fully invested throughout 2007 reflecting our expectation of continued global economic growth. The most significant industry position in the Fund's portfolio was energy which we increased during the year from 11% of the portfolio on December 31, 2006 to 24% of the portfolio at year end 2007. The Fund owned a selection of foreign and domestic small and mid-cap companies which benefited from the strength in the global economy.

The Fund's three largest gains occurred in Cameron International Corporation, a manufacturer of equipment for offshore oil producing, Deckers Outdoor Corporation, a producer of UGG brand footwear, and Priceline.com Incorporated, a leading provider of online travel services.

The portfolio's two largest price declines were experienced by the Men's Wearhouse, Inc., a men's clothing retailer, and IHOP Corp., the owner of the International House of Pancakes restaurant chain.

On December 31, 2007, CGM Capital Development Fund held important positions in the oil service, metals and mining, and housing and building materials industries. The Fund's three largest stock holdings at year end were Cameron International Corporation, Deckers Outdoor Corporation and Priceline.com Incorporated.

                  /s/ Robert L. Kemp

                      Robert L. Kemp
                      President


                  /s/ G. Kenneth Heebner

                      G. Kenneth Heebner
                      Portfolio Manager

January 2, 2008

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM CAPITAL DEVELOPMENT FUND AND THE UNMANAGED S&P 500 INDEX assuming reinvestment of dividends and capital gains

-------------------------------
 CGM CAPITAL DEVELOPMENT FUND
 Average Annual Total Returns
      through 12/31/07
-------------------------------
1 year    5 year    10 year
 28.3%     25.6%     7.9%
-------------------------------
    Past performance is no
 indication of future results
-------------------------------
                                                        Unmanaged
                                     CGM Capital         S&P 500
                                  Development Fund        Index
               -------------------------------------------------
               Start                  $10,000            $10,000
               1998                    10,850             12,860
               1999                    11,685             15,561
               2000                    11,241             14,145
               2001                     8,599             12,462
               2002                     6,810              9,708
               2003                    10,562             12,494
               2004                    12,484             13,856
               2005                    15,642             14,535
               2006                    16,627             16,832
               2007                    21,332             17,758

CGM CAPITAL DEVELOPMENT FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Capital Development Fund since 1976. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Capital Development Fund. In addition to CGM Capital Development Fund, Mr. Heebner currently manages CGM Mutual Fund, CGM Realty Fund and CGM Focus Fund.

-------------------------------------------------------------------------------
See the Schedule of Investments on pages 3 and 4 for the percentage of net assets of the Fund invested in particular industries or securities as of December 31, 2007.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Cumulative Total Return for Periods Ended
December 31, 2007

                                                                    CGM CAPITAL
                                                                    DEVELOPMENT
                                                                       FUND
                                                                    -----------
10 Years ...................................................          +113.3%
 5 Years ...................................................          +213.0
 1 Year ....................................................          + 28.3
 3 Months ..................................................          -  2.8

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assume the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                                  CGM CAPITAL DEVELOPMENT FUND
-----------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2007

COMMON STOCKS -- 98.9% OF TOTAL NET ASSETS

                                                                      SHARES          VALUE(a)
                                                                      ------          --------
FOOD - PACKAGE AND MISCELLANEOUS -- 6.0%
  Wimm-Bill-Dann Foods OJSC ADR (b) ........................           245,300      $ 32,144,112
                                                                                    ------------
HOUSING AND BUILDING MATERIALS -- 11.3%
  Desarrolladora Homex, S.A.B. de C.V. ADR (b)(c) ..........           550,000        27,197,500
  NVR, Inc. (c) ............................................            64,000        33,536,000
                                                                                    ------------
                                                                                      60,733,500
                                                                                    ------------
LIGHT CAPITAL GOODS -- 5.4%
  The Middleby Corporation (c) .............................           375,000        28,732,500
                                                                                    ------------
METALS AND MINING -- 16.9%
  Alpha Natural Resources, Inc. (c) ........................           520,000        16,889,600
  Foundation Coal Holdings, Inc. ...........................           575,000        30,187,500
  Massey Energy Company ....................................           500,000        17,875,000
  Patriot Coal Corporation (c) .............................           620,000        25,878,800
                                                                                    ------------
                                                                                      90,830,900
                                                                                    ------------
MISCELLANEOUS -- 4.9%
  Sotheby's ................................................           690,000        26,289,000
                                                                                    ------------
OFFSHORE DRILLING -- 2.1%
  Atwood Oceanics, Inc. (c) ................................           110,000        11,026,400
                                                                                    ------------
OIL - INDEPENDENT PRODUCTION -- 3.4%
  Berry Petroleum Company ..................................           415,000        18,446,750
                                                                                    ------------
OIL SERVICE -- 18.5%
  Cameron International Corporation (c) ....................           820,000        39,466,600
  Dril-Quip, Inc. (c) ......................................           485,000        26,995,100
  Oceaneering International, Inc. (c) ......................           490,000        33,001,500
                                                                                    ------------
                                                                                      99,463,200
                                                                                    ------------
ON-LINE SERVICES -- 7.1%
  Priceline.com Incorporated (c) ...........................           330,000        37,903,800
                                                                                    ------------
PERIPHERALS -- 5.6%
  Western Digital Corporation (c) ..........................         1,000,000        30,210,000
                                                                                    ------------
RETAIL -- 5.4%
  The Pantry, Inc. (c) .....................................         1,100,000        28,743,000
                                                                                    ------------
STEEL -- 5.1%
  Commercial Metals Company ................................           920,000        27,094,000
                                                                                    ------------
TEXTILE AND APPAREL -- 7.2%
  Deckers Outdoor Corporation (c) ..........................           250,000        38,765,000
                                                                                    ------------
TOTAL COMMON STOCKS (Identified cost $454,928,969) ...........................       530,382,162
                                                                                    ------------

                                                                      FACE
                                                                     AMOUNT
                                                                     ------
SHORT-TERM INVESTMENT -- 2.2% OF TOTAL NET ASSETS
  American Express Credit Corporation, 3.80%, 01/02/08 (Cost
    $11,595,000) ...........................................       $11,595,000        11,595,000
                                                                                    ------------

TOTAL INVESTMENTS -- 101.1% (Identified cost $466,523,969) ...................       541,977,162
   Cash and receivables ......................................................         3,750,868
   Liabilities ...............................................................        (9,624,199)
                                                                                    ------------
TOTAL NET ASSETS -- 100.0% ...................................................      $536,103,831
                                                                                    ============

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) Non-income producing security.

                            See accompanying notes to financial statements.

                                  CGM CAPITAL DEVELOPMENT FUND
-----------------------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value (Identified cost -- $466,523,969) .....                        $541,977,162

Cash .......................................................                               3,956
Receivable for:
Securities sold ............................................        $3,674,087
  Shares of the Fund sold ..................................            25,401
  Dividends and interest ...................................            47,424         3,746,912
                                                                    ----------      ------------
      Total assets ...........................................................       545,728,030
                                                                                    ------------

LIABILITIES
Payable for:
  Securities purchased .....................................         8,635,874
  Shares of the Fund redeemed ..............................           444,578         9,080,452
                                                                    ----------
Accrued expenses:
  Management fees ..........................................           466,254
  Trustees' fees ...........................................            10,694
  Accounting, administration and compliance expenses .......             8,536
  Transfer agent fees ......................................            18,444
  Other expenses ...........................................            39,819           543,747
                                                                    ----------      ------------
      Total liabilities ......................................................         9,624,199
                                                                                    ------------
NET ASSETS ...................................................................      $536,103,831
                                                                                    ============
Net Assets consist of:
  Capital paid-in ............................................................      $460,715,579
  Accumulated net realized losses on investments .............................           (64,941)
  Net unrealized appreciation on investments .................................        75,453,193
                                                                                    ------------
NET ASSETS ...................................................................      $536,103,831
                                                                                    ============
Shares of beneficial interest outstanding, no par value ......................        19,022,637
                                                                                    ============
Net asset value per share* ...................................................            $28.18
                                                                                          ======

* Shares of the Fund are sold and redeemed at net asset value ($536,103,831 / 19,022,637).

                            See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 2007

INVESTMENT INCOME
Income:
  Dividends (net of withholding tax of $602,706) ............     $  2,875,021
  Interest ..................................................          244,131
                                                                  ------------
                                                                     3,119,152
                                                                  ------------
Expenses:
  Management fees ...........................................        5,307,240
  Trustees' fees ............................................           43,435
  Accounting, administration and compliance expenses ........          102,432
  Custodian fees and expenses ...............................          106,910
  Transfer agent fees .......................................          125,931
  Audit and tax services ....................................           38,300
  Legal .....................................................           15,557
  Printing ..................................................           37,028
  Registration fees .........................................           26,331
  Miscellaneous expenses ....................................            1,512
                                                                  ------------
                                                                     5,804,676
                                                                  ------------
  Net investment loss .......................................       (2,685,524)
                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gains on investments (including net realized
    loss of $12,908 on sales of investments in
    non-controlled affiliated issuers) ......................       92,358,558
  Net unrealized appreciation ...............................       36,733,226
                                                                  ------------
  Net realized and unrealized gains on investments ..........      129,091,784
                                                                  ------------

CHANGE IN NET ASSETS FROM OPERATIONS ........................     $126,406,260
                                                                  ============

                 See accompanying notes to financial statements.

                                    CGM CAPITAL DEVELOPMENT FUND
---------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED DECEMBER 31,
                                                                -----------------------------------
                                                                    2007                   2006
                                                                ------------           ------------
FROM OPERATIONS
  Net investment loss ......................................    $ (2,685,524)          $ (3,081,298)
  Net realized gains from investments ......................      92,358,558             67,208,466
  Unrealized appreciation (depreciation) ...................      36,733,226            (34,882,718)
                                                                ------------           ------------
    Change in net assets from operations ...................     126,406,260             29,244,450
                                                                ------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net short-term realized capital gains on investments .....     (64,853,777)           (51,867,597)
  Net long-term realized capital gains on investments ......     (23,069,672)           (13,096,951)
                                                                ------------           ------------
                                                                 (87,923,449)           (64,964,548)
                                                                ------------           ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................       6,820,907              3,675,833
  Net asset value of shares issued in connection with
    reinvestment of:
    Distributions from net short-term realized capital
      gains on investments .................................      56,416,804             44,224,486
    Distributions from net long-term realized capital
      gains on investments .................................      20,070,906             11,167,178
                                                                ------------           ------------
                                                                  83,308,617             59,067,497
  Cost of shares redeemed ..................................     (39,202,879)           (30,658,918)
                                                                ------------           ------------
    Change in net assets derived from capital share
      transactions .........................................      44,105,738             28,408,579
                                                                ------------           ------------
  Total change in net assets ...............................      82,588,549             (7,311,519)

NET ASSETS
  Beginning of period ......................................     453,515,282            460,826,801
                                                                ------------           ------------
  End of period ............................................    $536,103,831           $453,515,282
                                                                ============           ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................         218,643                120,293
  Issued in connection with reinvestment of:
    Distributions from net short-term realized capital
      gains on investments .................................       1,969,173              1,681,551
    Distributions from net long-term realized capital
      gains on investments .................................         700,555                424,614
                                                                ------------           ------------
                                                                   2,888,371              2,226,458
  Redeemed .................................................      (1,247,975)            (1,006,308)
                                                                ------------           ------------
  Net change ...............................................       1,640,396              1,220,150
                                                                ============           ============

                            See accompanying notes to financial statements.

                                                   CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                              YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                      2007             2006             2005             2004             2003
                                                     ------           ------           ------           ------           ------
For a share of the Fund outstanding
  throughout each period:
Net asset value at beginning of period ........      $26.09           $28.51           $27.89           $23.60           $15.22
                                                     ------           ------           ------           ------           ------
Net investment loss (a) .......................       (0.16)           (0.19)           (0.16)           (0.01)           (0.10)
Net realized and unrealized gains on
  investments and foreign currency
  transactions ................................        7.62             2.02             7.23             4.30             8.48
                                                     ------           ------           ------           ------           ------
Total from investment operations ..............        7.46             1.83             7.07             4.29             8.38
                                                     ------           ------           ------           ------           ------
Distribution from net short-term realized
  gains .......................................       (3.96)           (3.39)           (4.27)              --               --
Distribution from net long-term realized
  gains .......................................       (1.41)           (0.86)           (2.18)              --               --
                                                     ------           ------           ------           ------           ------
Total distributions ...........................       (5.37)           (4.25)           (6.45)              --               --
                                                     ------           ------           ------           ------           ------
Net increase (decrease) in net asset value ....        2.09            (2.42)            0.62             4.29             8.38
                                                     ------           ------           ------           ------           ------
Net asset value at end of period ..............      $28.18           $26.09           $28.51           $27.89           $23.60
                                                     ======           ======           ======           ======           ======
Total return (%) ..............................        28.3              6.3             25.3             18.2             55.1

Ratios:
Operating expenses to average net assets (%) ..        1.09             1.11             1.12             1.14             1.17
Net investment loss to average net assets (%) .       (0.50)           (0.65)           (0.52)           (0.06)           (0.56)
Portfolio turnover (%) ........................         232              300              211              263              305
Net assets at end of period (in thousands) ($)      536,104          453,515          460,827          400,349          369,021

(a) Per share net investment loss has been calculated using the average shares outstanding during the period.

                            See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. The Fund is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Along with three other funds in a separate Massachusetts business trust, there are four CGM Funds. The Fund commenced operations on August 14, 1961. The Fund's objective is long-term capital appreciation. The Fund seeks to attain its objective by investing in the equity securities of a relatively small but diverse group of companies and industries.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2007, there were no capital loss carryovers available to offset future realized gains.

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:


      UNDISTRIBUTED      UNDISTRIBUTED LONG-TERM           NET UNREALIZED
    ORDINARY INCOME          CAPITAL GAINS          APPRECIATION/(DEPRECIATION)
    ---------------      -----------------------    ---------------------------
      $ --                   $  --                       $75,388,252

   The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2007 was as follows:

                       GROSS UNREALIZED    GROSS UNREALIZED      NET UNREALIZED
   IDENTIFIED COST       APPRECIATION        DEPRECIATION         APPRECIATION
   ---------------     ----------------    ----------------      --------------
     $466,588,910        $80,231,246         $(4,842,994)         $75,388,252

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to netting net operating loss with net short-term gains. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    The tax character of distributions paid during the years ended December 31, 2007 and 2006, were as follows:

                                              LONG-TERM
    YEAR           ORDINARY INCOME          CAPITAL GAINS              TOTAL
    ----           ---------------          -------------              -----
    2007             $64,853,777             $23,069,672            $87,923,449
    2006             $51,867,597             $13,096,951            $64,964,548

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F. INDEMNITIES -- In the normal course of business, CGM Capital Development Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Capital Development Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Capital Development Fund. The risk of material loss from such claims is considered remote.

2. FOREIGN INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. DIVERSIFICATION -- The Fund, although diversified, takes a focused approach to investing within a single industry, sector of the economy or fewer individual holdings than more diversified funds. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a more diversified fund.

4. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2007, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,222,303,762 and $1,271,341,802, respectively. There were no purchases or sales of United States government obligations.

5. A. MANAGEMENT FEES -- During the period ended December 31, 2007, the Fund incurred management fees of $5,307,240, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.80% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection with the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $102,432, for the period ended December 31, 2007, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $79,672 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2007, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee these functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

6. AFFILIATED ISSUERS -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended December 31, 2007

                                 NUMBER OF                                        NUMBER OF
                                SHARES HELD          GROSS         GROSS         SHARES HELD        DIVIDEND       MARKET VALUE
NAME OF ISSUER               DECEMBER 31, 2006     PURCHASES       SALES      DECEMBER 31, 2007      INCOME      DECEMBER 31, 2007
--------------               -----------------     ---------       -----      -----------------     --------     -----------------

The Pantry, Inc.+*                   --            1,150,000      (50,000)        1,100,000          $ --           $28,743,000
                                                                                                     ====           ===========
------------
+ Non-income producing security.
* No longer considered an affiliated issuer.

7. NEW ACCOUNTING PRONOUNCEMENTS -- The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting FAS 157.

8. SUBSEQUENT EVENT -- On January 31, 2008, the Trustees of CGM Capital Development Fund approved an agreement and plan of reorganization pursuant to which all of the assets and liabilities of CGM Capital Development Fund will be acquired by CGM Focus Fund as part of a tax-free reorganization. This transaction is subject to CGM Capital Development Fund shareholder approval. Proxy materials regarding the reorganization of CGM Capital Development Fund into CGM Focus Fund will be distributed to CGM Capital Development shareholders in mid March 2008.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CGM Capital Development Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Capital Development Fund (the "Fund") at December 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As noted in Note 8, the Board of Trustees have approved an agreement and plan of reorganization pursuant to which all of the assets and liabilities of the Fund will be acquired by CGM Focus Fund, subject to the Fund's shareholder approval.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2008

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2007 are available without charge, upon request by calling 1-800-345-3048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N-PX filing.

PORTFOLIO HOLDINGS:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

FUND EXPENSES
As a shareholder of CGM Capital Development Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 to December 31, 2007.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------

                               Beginning         Ending         Expenses Paid
                             Account Value    Account Value    During Period*
                                7/01/07         12/31/07      7/01/07 - 12/31/07
-------------------------------------------------------------------------------
Actual                       $1,000.00         $1,026.10           $5.52
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)  $1,000.00         $1,019.76           $5.50
-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

                                                   CGM CAPITAL DEVELOPMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                     25 YEAR INVESTMENT RECORD
                                         DECEMBER 31, 1982 -- DECEMBER 31, 2007 (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1982
-----------------------------------------------------------------------------------------------------------------------------------
                            -- AND HAD TAKEN ALL DIVIDENDS                       OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                               AND DISTRIBUTIONS IN CASH                            GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
                       ------------------------------------------------------------------------------------------------------------
                                                  During the Year
                                              You Would Have Received                                  Which Would Represent
                                         -------------------------------                           --------------------------------
                                                                               The Value of                      A Cumulative
                          The Net                                              Your Original                        Change
                        Asset Value        Per Share         Per Share          Investment               An        Expressed
         On               of Your        Capital Gains        Income              At Each              Annual    As An Index With
      December         Shares Would      Distributions     Distributions         Year End           Total Return    December 31,
         31              Have Been            of                of            Would Have Been            of         1982 = 100.0
 ---------------------------------------------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------------------

        1982              $24.88                                                                                      100.0
        1983               25.21            $ 2.50            $0.47               $ 28.76             +   15.6%       115.6
        1984               17.28              6.15             0.11                 26.40             -    8.2        106.1
        1985               25.02              --               0.18                 38.60             +   46.2        155.1
        1986               23.12              7.46             0.16                 49.56             +   28.4        199.1
        1987               16.56             10.09             0.14                 57.44             +   15.9        230.8
        1988               15.87              0.02             0.62                 57.27             -    0.3        230.1
        1989               18.37              --               0.34                 67.52             +   17.9        271.3
        1990               18.53              --               0.10                 68.47             +    1.4        275.1
        1991               25.80             11.07*            0.06                136.32             +   99.1        547.7
        1992               27.43              2.68*            0.20                160.18             +   17.5        643.5
        1993               27.71              7.51             0.07                206.15             +   28.7        828.2
        1994               20.58              0.71             0.07                158.94             -   22.9        638.5
        1995               27.33              1.68             0.02                224.26             +   41.1        900.9
        1996               29.08              5.87             0.07                287.28             +   28.1       1154.1
        1997               26.96              9.08             --                  355.94             +   23.9       1429.9
        1998               24.95              4.19             0.11                386.19             +    8.5       1551.4
        1999               26.20              0.56             0.11                415.93             +    7.7       1670.9
        2000               25.12              --               0.10                400.12             -    3.8       1607.4
        2001               19.21              --               --                  306.09             -   23.5       1229.7
        2002               15.22              --               --                  242.42             -   20.8        973.9
        2003               23.60              --               --                  375.99             +   55.1       1510.5
        2004               27.89              --               --                  444.42             +   18.2       1785.4
        2005               28.51              6.45             --                  556.86             +   25.3       2237.1
        2006               26.09              4.25             --                  591.94             +    6.3       2378.0
        2007               28.18              5.37             --                  759.46             +   28.3       3051.0
                                            ------            -----                                   --------
       Totals                               $85.64            $2.93                                   + 2951.0
 ---------------------------------------------------------------------------------------------------------------------------------
    * Includes $0.02 and $0.02 per share distributed from paid-in capital.
 ---------------------------------------------------------------------------------------------------------------------------------

  The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors'
  shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2007

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2007, the Fund designated $23,180,470 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                 NUMBER OF
                                                                                                               FUNDS IN THE
                                                                     PRINCIPAL OCCUPATION DURING                CGM FUNDS
NAME, ADDRESS AND AGE                    POSITION HELD AND                PAST 5 YEARS AND                       COMPLEX
 INTERESTED TRUSTEES                   LENGTH OF TIME SERVED           OTHER DIRECTORSHIPS HELD                 OVERSEEN
-------------------                    ---------------------         ---------------------------               ------------
G. Kenneth Heebner*                   Trustee since 1993             Co-founder and Employee, CGM;                  4
  age 67                                                             Controlling Owner, Kenbob, Inc.
                                                                     (general partner of CGM)

Robert L. Kemp*                       Trustee since 1990             Co-founder and Employee, CGM;                  4
  age 75                                                             Non-voting Owner, Kenbob, Inc.
                                                                     (general partner of CGM)

DISINTERESTED TRUSTEES

Peter O. Brown                        Trustee since 1993             Counsel (formerly, Partner),                   4
  age 67                                                             Harter, Secrest & Emery LLP (law
                                                                     firm); formerly Executive Vice
                                                                     President and Chief Operating
                                                                     Officer, The Glenmeade Trust
                                                                     Company (from 1990 to 1993);
                                                                     formerly Senior Vice President,
                                                                     J.P. Morgan Chase Bank (from
                                                                     1981 to 1990); Trustee, TT
                                                                     International U.S.A. Master and
                                                                     Feeder Trusts (four mutual
                                                                     funds) from 2000- 2005

Mark W. Holland                       Trustee since 2004             President, Wellesley Financial                 4
  age 58                                                             Advisors, LLC; formerly Vice
                                                                     President and Chief Operating
                                                                     Officer, Fixed Income
                                                                     Management, Loomis, Sayles &
                                                                     Company, L.P.; formerly
                                                                     Director, Loomis, Sayles &
                                                                     Company, L.P.

James Van Dyke Quereau, Jr.           Trustee since 1993             Managing Partner and Director,                 4
  age 59                                                             Stratton Management Company
                                                                     (investment management);
                                                                     Director and Vice President,
                                                                     Semper Trust Co. until 2006

J. Baur Whittlesey                    Trustee since 1990             Member, Ledgewood, P.C.                        4
  age 61                                                             (law firm)

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990      Co-founder and Employee, CGM;                  4
  age 67                                                             Controlling Owner, Kenbob, Inc.
                                                                     (general partner of CGM)

Robert L. Kemp*                       President since 1990           Co-founder and Employee, CGM;                  4
  age 75                                                             Non- voting Owner, Kenbob, Inc.
                                                                     (general partner of CGM)

David C. Fietze*                      Chief Compliance Officer       Employee - Legal counsel, CGM;                 4
  age 38                              since 2004                     formerly counsel, Bartlett
  address:                                                           Hackett Feinberg, P.C.
  38 Newbury Street
  Boston, Massachusetts
  02116


Kathleen S. Haughton*                 Vice President since 1992      Employee - Investor Services                   4
  age 47                              and Anti-Money                 Division, CGM
  address:                            Laundering Compliance Officer
  38 Newbury Street                   since 2002
  Boston, Massachusetts
  02116

Jem A. Hudgins*                       Treasurer since 2004           Employee - CGM                                 4
  age 44

Leslie A. Lake*                       Vice President and Secretary   Employee - Office Administrator,               4
  age 62                              since 1992                     CGM



Martha I. Maguire*                    Vice President since 1994      Employee - Funds Marketing, CGM                4
  age 52


Mary L. Stone*                        Assistant Vice President       Employee - Portfolio Transactions,             4
  age 63                              since 1990                     CGM

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status
[ ] Redemptions
[ ] Exchanges
    Call 800-343-5678
[ ] New Account Procedures
[ ] Prospectuses
[ ] Performance
[ ] Proxy Voting Policies and Voting Records
[ ] Complete Schedule of Portfolio Holdings
    for the 1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
------------------------------------------------------

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
------------------------------------------------

This report has been prepared for the
shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

CAR  07                          Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

CGM Capital Development Fund has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as Exhibit 99.CODE ETH. There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2007. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2007.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

CGM Capital Development Fund's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James Van Dyke Quereau, Jr. James Van Dyke Quereau, Jr. is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Capital Development Fund's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2006 - $30,600 and 2007 - $32,000.

        (b) Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Capital Development Fund's financial statements and are not reported under paragraph (a) of this Item are the following: 2006 - $0 and 2007 - $0.

        (c) Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2006 - $4,100 and 2007 - $4,300. The nature of the services comprising the fees disclosed under this category is tax compliance related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.

        (d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2006 - $0 and 2007 - $0.

        (e) (1) The Trustees Committees of the Boards of Trustees of the apital Development Fund and the CGM Trust (the "Trustees Committees") are required to pre-approve (i) all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Capital Development Fund and CGM Trust (together, the "Trusts") and (ii) any engagement of PricewaterhouseCoopers LLP to provide non-audit services to
                (a) Capital Growth Management Limited Partnership ("CGM"), and
                (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trusts if the engagement relates directly to the operations and financial reporting of the Trusts. The Trustees Committees generally review each necessary pre-approval on a case by case basis. However, the Trustees Committees have authorized the President or Treasurer of each of the CGM Capital Development Fund and the CGM Trust, on behalf of its series (such series collectively with the Capital Development Fund, the "Funds"), to incur additional fees totaling in the aggregate not more than $7,500.00 for services relating to the audit of the Funds for the fiscal year ended December 31, 2007, the close-out of the 2007 accounts, calculation of year-end dividends, and/or related tax or accounting matters.

            (2) 0% of services described in each of paragraphs (b)through(d) of this Item were approved by the Trustees Committees pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        (f) Not applicable.

        (g) The aggregate non-audit fees billed by CGM Capital Development Fund's accountant for services rendered to (i) CGM Capital Development Fund, (ii) CGM, and (iii)any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Capital Development Fund for each of the last two fiscal years of the CGM Capital Development Fund are the following: 2006 - $4,100 and 2007 - $4,300.

        (h) There were no non-audit services that were rendered to CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to CGM Capital Development Fund that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

                       Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

         Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2007, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Capital Development Fund's most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Capital Development Fund does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Capital Development Fund's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Capital Development Fund have concluded that the CGM Capital Development Fund's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Capital Development Fund on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Capital Development Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Capital Development Fund's last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX-99.CODE ETH.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Capital Development Fund

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date: February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date: February 22, 2008

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer


Date: February 22, 2008